PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	R$ 36,854,056	R$ 35,805,422
Business combination	659,260
Addition	3,637,832	2,892,180
Write-offs	500,214	587,035
Depreciation	(2,160,513)	(1,907,233)
Transfers assets held for sale	(2,461)	(519,661)
Transfers	170,789	(3,687)
Property, plant and equipment at end of period	39,659,177	36,854,056	R$ 35,805,422
Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	83,946,366	82,056,338
Property, plant and equipment at end of period	87,355,821	83,946,366	82,056,338
Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(47,092,310)	(46,250,916)
Property, plant and equipment at end of period	(47,696,644)	(47,092,310)	(46,250,916)
Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,175,712)	(1,702,404)
Addition	(141,492)	(116,508)
Write-offs	550,083	650,278
Depreciation	0	0
Transfers assets held for sale	0	0
Transfers	0	(7,078)
Property, plant and equipment at end of period	(767,121)	R$ (1,175,712)	R$ (1,702,404)
Dams, reservoirs and water mains
PROPERTY, PLANT AND EQUIPMENT
Average depreciation rate per year (%)		1.68%	1.72%
Property, plant and equipment at beginning of period	12,545,178	R$ 13,363,232
Business combination	0
Addition	834,729	22,208
Write-offs	(8,318)	(12,775)
Depreciation	(696,715)	(914,695)
Transfers assets held for sale	0	(267,316)
Transfers	325,474	354,524
Property, plant and equipment at end of period	13,000,348	12,545,178	R$ 13,363,232
Dams, reservoirs and water mains | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	25,158,794	25,243,381
Property, plant and equipment at end of period	26,307,719	25,158,794	25,243,381
Dams, reservoirs and water mains | Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(12,613,616)	(11,880,149)
Property, plant and equipment at end of period	(13,307,371)	R$ (12,613,616)	R$ (11,880,149)
Buildings, civil works and improvements
PROPERTY, PLANT AND EQUIPMENT
Average depreciation rate per year (%)		1.86%	1.69%
Property, plant and equipment at beginning of period	5,772,312	R$ 6,126,565
Business combination	0
Addition	264,123	2,695
Write-offs	(388)	295
Depreciation	(293,800)	(355,849)
Transfers assets held for sale	0	(68,366)
Transfers	(64,545)	66,972
Property, plant and equipment at end of period	5,677,702	5,772,312	R$ 6,126,565
Buildings, civil works and improvements | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	11,892,050	11,940,669
Property, plant and equipment at end of period	12,017,354	11,892,050	11,940,669
Buildings, civil works and improvements | Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(6,119,738)	(5,814,104)
Property, plant and equipment at end of period	(6,339,652)	R$ (6,119,738)	R$ (5,814,104)
Machines and equipment
PROPERTY, PLANT AND EQUIPMENT
Average depreciation rate per year (%)		3.35%	2.75%
Property, plant and equipment at beginning of period	13,198,271	R$ 12,381,994
Business combination	348,705
Addition	620,314	47,956
Write-offs	(14,982)	(22,400)
Depreciation	(1,050,121)	(544,344)
Transfers assets held for sale	(518)	(135,482)
Transfers	3,583,171	1,470,547
Property, plant and equipment at end of period	16,684,840	13,198,271	R$ 12,381,994
Machines and equipment | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	38,860,152	37,765,942
Property, plant and equipment at end of period	42,336,055	38,860,152	37,765,942
Machines and equipment | Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(25,661,881)	(25,383,948)
Property, plant and equipment at end of period	(25,651,215)	R$ (25,661,881)	R$ (25,383,948)
Right of Use
PROPERTY, PLANT AND EQUIPMENT
Average depreciation rate per year (%)		11.28%	3.84%
Property, plant and equipment at beginning of period	150,525	R$ 158,971
Business combination	238,779
Addition	116,947	5,667
Write-offs	(8,860)	0
Depreciation	(55,527)	(45,331)
Transfers assets held for sale	0	0
Transfers	0	31,218
Property, plant and equipment at end of period	441,864	150,525	R$ 158,971
Right of Use | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,386,894	1,350,009
Property, plant and equipment at end of period	1,733,760	1,386,894	1,350,009
Right of Use | Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,236,369)	(1,191,038)
Property, plant and equipment at end of period	(1,291,896)	(1,236,369)	(1,191,038)
In progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	5,141,851	4,432,927
Business combination	0
Addition	1,980,405	2,845,292
Write-offs	(15,993)	(16,048)
Depreciation	0	0
Transfers assets held for sale	(1,943)	(4,690)
Transfers	(3,596,707)	(2,115,630)
Property, plant and equipment at end of period	3,507,613	5,141,851	4,432,927
In progress | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	5,141,851	4,432,927
Property, plant and equipment at end of period	3,507,613	R$ 5,141,851	R$ 4,432,927
Others
PROPERTY, PLANT AND EQUIPMENT
Average depreciation rate per year (%)		5.91%	1.10%
Property, plant and equipment at beginning of period	1,221,631	R$ 1,044,137
Business combination	71,776
Addition	(37,194)	84,870
Write-offs	(1,328)	(12,315)
Depreciation	(64,350)	(47,014)
Transfers assets held for sale	0	(43,807)
Transfers	(76,604)	195,760
Property, plant and equipment at end of period	1,113,931	1,221,631	R$ 1,044,137
Others | Costs
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,506,625	1,323,410
Property, plant and equipment at end of period	1,453,320	1,506,625	1,323,410
Others | Accumulated Amortization and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(284,994)	(279,273)
Property, plant and equipment at end of period	R$ (339,389)	R$ (284,994)	R$ (279,273)